Annual Fund Operating Expenses - Nationwide Investor Destinations Conservative Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.82%
Class C Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	1.56%
Class R Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	1.15%
Class R6 Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.49%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.58%
Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.89%